Schedule of Changes in Contract Assets and Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Deferred revenue, balance at beginning of period	$ 1,194,649	$ 996,131	$ 996,131	$ 754,073
Deferred revenue, Addition from acquisition				198,659
Deferred revenue, billings	984,117	684,140	3,700,828	3,038,446
Deferred revenue, recognized revenue	(1,042,700)	(734,459)	(3,502,310)	(2,995,047)
Deferred revenue, balance at end of period	1,136,066	945,812	1,194,649	996,131
Accounts Receivable [Member]
Offsetting Assets [Line Items]
Unbilled Accounts receivables, balance at beginning of period	444,782	523,522	523,522	23,371
Unbilled Accounts receivables, Addition from acquisition				276,023
Unbilled Accounts receivables, revenue recognized in advance of billings	700,869	466,310	4,213,550	917,361
Unbilled Accounts receivables, billings	(671,665)	(643,681)	(4,292,290)	(693,233)
Unbilled Accounts receivables, balance at end of period	473,986	346,151	444,782	523,522
Other Contract [Member]
Offsetting Assets [Line Items]
Unbilled Accounts receivables, balance at beginning of period	78,556	31,283	31,283	19,670
Unbilled Accounts receivables, Addition from acquisition
Unbilled Accounts receivables, revenue recognized in advance of billings	22,136	10,064	88,168	36,954
Unbilled Accounts receivables, billings	(14,089)	(9,225)	40,895	25,341
Unbilled Accounts receivables, balance at end of period	$ 86,603	$ 32,122	$ 78,556	$ 31,283